UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 300 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 1/31

Date of reporting period: 10/31/16

Item 1. Schedule of Investments.

Golub Group Equity Fund

Schedule of Investments

October 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.14%
Consumer Discretionary — 4.90%
General Motors Co.	53,330	$1,685,228
Time Warner, Inc.	8,720	775,993

		2,461,221

Consumer Staples — 8.51%
Diageo PLC ADR	10,730	1,153,797
Mondelez International, Inc., Class A	51,115	2,297,108
PepsiCo, Inc.	7,670	822,224

		4,273,129

Financials — 27.04%
American International Group, Inc.	35,020	2,160,734
Bank of America Corp.	130,305	2,150,033
Bank of New York Mellon Corp./The	54,750	2,369,032
Berkshire Hathaway, Inc., Class B *	24,270	3,502,161
Citigroup, Inc.	33,915	1,666,922
Wells Fargo & Co.	37,725	1,735,727

		13,584,609

Health Care — 7.44%
Allergan PLC *	13,020	2,720,399
C.R. Bard, Inc.	4,700	1,018,396

		3,738,795

Industrials — 19.56%
Colfax Corp. *	37,420	1,189,582
Deere & Co.	15,850	1,399,555
Flowserve Corp.	74,550	3,157,192
Stericycle, Inc. *	14,240	1,140,482
United Technologies Corp.	14,805	1,513,071
W.W. Grainger, Inc.	6,865	1,428,744

		9,828,626

Information Technology — 21.76%
Alphabet, Inc., Class A *	2,725	2,206,978
Apple, Inc.	19,750	2,242,415
Cognizant Technology Solutions Corp., Class A *	21,655	1,111,984
Fiserv, Inc. *	13,650	1,344,252
Microsoft Corp.	40,945	2,453,424
QUALCOMM, Inc.	22,875	1,571,970

		10,931,023

Materials — 2.93%
Owens-Illinois, Inc. *	76,150	1,469,695

Total Common Stocks (Cost $41,048,667)		46,287,098

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 7.94%
Fidelity Investments Government Money Market Portfolio – Institutional Class, 0.31% (a)	3,990,205	3,990,205

Total Money Market Securities (Cost $3,990,205)		3,990,205

Total Investments – 100.08% (Cost $45,038,872)		50,277,303

Liabilities in Excess of Other Assets – (0.08)%		(39,666)

NET ASSETS – 100.00%		$50,237,637

(a)	Rate disclosed is the seven day effective yield as of October 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At October 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$6,883,530
Gross (Depreciation)	(1,645,618)

Net Appreciation (Depreciation) on Investments	$5,237,912

At October 31, 2016, the aggregate cost of securities for federal income tax purposes was $45,039,391 for the Golub Group Equity Fund. At October 31, 2016 the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Golub Group Equity Fund

Notes to the Schedule of Investments

October 31, 2016

(Unaudited)

The Golub Group Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1	–	unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

• Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Adviser Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$46,287,098	$—	$—	$46,287,098
Money Market Securities	3,990,205	—	—	3,990,205

Total	$50,277,303	$—	$—	$50,277,303

(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended October 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/28/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date 12/28/2016